Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets

The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Present value of funded scheme liabilities	(11,031)	(11,542)	(286)	(326)	(11,317)	(11,868)

Fair value of funded scheme assets	11,747	12,157	178	193	11,925	12,350

	716	615	(108)	(133)	608	482

Unrecognised funded scheme surpluses	(20)	(23)	–	–	(20)	(23)

	696	592	(108)	(133)	588	459

Present value of unfunded scheme liabilities	(531)	(535)	(575)	(622)	(1,106)	(1,157)

	165	57	(683)	(755)	(518)	(698)

The above net asset/(liability) is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(982)	(1,065)	(683)	(756)	(1,665)	(1,821)

– retirement benefit scheme assets	1,147	1,122	–	1	1,147	1,123

	165	57	(683)	(755)	(518)	(698)

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

– USA	(4,835)	(5,022)	4,464	4,640	(371)	(382)

– UK	(2,962)	(3,133)	4,016	4,119	1,054	986

– Germany	(949)	(998)	948	945	(1)	(53)

– Canada	(694)	(782)	708	779	14	(3)

– Netherlands	(782)	(769)	793	819	11	50

– Switzerland	(326)	(330)	283	285	(43)	(45)

– Rest of Group	(483)	(508)	535	570	52	62

Funded schemes	(11,031)	(11,542)	11,747	12,157	716	615

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Fair value of scheme assets at 1 January	12,157	7,264	193	14	12,350	7,278

Differences on exchange	262	(170)	8	(7)	270	(177)

Settlements	(10)	(1)	–	–	(10)	(1)

Interest on scheme assets	362	277	8	4	370	281

Company contributions	176	232	45	22	221	254

Contributions by scheme members	–	4	–	–	–	4

Benefits paid	(684)	(509)	(61)	(25)	(745)	(534)

Acquisition of subsidiaries	–	4,574	–	180	–	4,754

Actuarial gains/(losses)	(516)	486	(15)	5	(531)	491

Fair value of scheme assets at 31 December	11,747	12,157	178	193	11,925	12,350

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Equities ‒ listed	1,133	2,444	5	6	1,138	2,450

Equities ‒ unlisted	930	1,337	59	71	989	1,408

Bonds ‒ listed	5,925	5,272	11	14	5,936	5,286

Bonds ‒ unlisted	1,672	1,346	84	84	1,756	1,430

Other assets ‒ listed	618	682	10	9	628	691

Other assets ‒ unlisted	1,469	1,076	9	9	1,478	1,085

Fair value of scheme assets at 31 December	11,747	12,157	178	193	11,925	12,350

Schedule of Defined Benefit Amounts Recognised in Income Statement

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Defined benefit schemes

Service cost

– current service cost	95	104	2	–	97	104

– past service cost/(credit), curtailments and settlements	–	11	(1)	–	(1)	11

Net interest on the net defined benefit liability

– interest on scheme liabilities	364	291	33	19	397	310

– interest on scheme assets	(362)	(276)	(8)	(4)	(370)	(280)

– interest on unrecognised funded scheme surpluses	2	2	–	–	2	2

	99	132	26	15	125	147

Defined contribution schemes	87	68	–	–	87	68

Total amount recognised in the income statement (note 3(a))	186	200	26	15	212	215

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Present value at 1 January	12,077	7,510	948	120	13,025	7,630

Differences on exchange	295	(199)	43	(35)	338	(234)

Current service cost	95	105	2	2	97	107

Past service cost/(credit)	–	4	–	–	–	4

Settlements	(10)	7	(1)	–	(11)	7

Interest on scheme liabilities	364	292	33	19	397	311

Contributions by scheme members	2	3	–	–	2	3

Benefits paid	(694)	(523)	(62)	(31)	(756)	(554)

Acquisition of subsidiaries	–	5,211	–	882	–	6,093

Actuarial (gains)/losses

– arising from changes in demographic assumptions	(12)	(418)	(4)	(8)	(16)	(426)

– arising from changes in financial assumptions	(547)	92	(49)	9	(596)	101

Experience gains	(8)	(7)	(49)	(10)	(57)	(17)

Present value at 31 December	11,562	12,077	861	948	12,423	13,025

Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Active members	1,785	1,928	55	69	1,840	1,997

Deferred members	1,259	1,394	2	3	1,261	1,397

Retired members	8,518	8,755	804	876	9,322	9,631

Present value at 31 December	11,562	12,077	861	948	12,423	13,025

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

Unrecognised funded scheme surpluses at 1 January	(23)	(18)	(11)	–	–	–	(23)	(18)	(11)

Differences on exchange	1	3	(4)	–	–	–	1	3	(4)

Interest on unrecognised funded scheme surpluses	(2)	(2)	(2)	–	–	–	(2)	(2)	(2)

Movement in year (note 19)	4	(6)	(1)	–	–	–	4	(6)	(1)

Unrecognised funded scheme surpluses at 31 December	(20)	(23)	(18)	–	–	–	(20)	(23)	(18)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following principal countries are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.

	2018						2017

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.9	3.2	1.7	3.0	2.1	1.3	3.9	3.2	2.5	3.0	2.0	1.3

Rate of increase in pensions in payment (%)	2.5	3.2	1.1	Nil	1.1	Nil	2.5	3.2	1.8	Nil	1.2	Nil

Rate of increase in deferred pensions (%)	–	2.2	1.1	Nil	1.1	–	–	2.2	1.8	Nil	1.2	–

Discount rate (%)	4.3	2.9	1.3	3.8	1.8	0.9	3.7	2.5	1.9	3.3	2.0	0.6

General inflation (%)	2.5	3.2	1.1	2.0	2.0	1.1	2.5	3.2	1.8	2.0	2.0	1.0

	2018						2017

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	10.8	16.0	8.2	10.5	17.5	12.8	11.3	16.9	13.7	11.0	17.8	13.5

Mortality assumptions are subject to regular review. The principal schemes used the following tables at year-end:

USA	RP-2018 mortality tables without collar or amounts adjusted projected with MP-2018 generational projection (2017: RP-2017 and MP-2017)
UK	S2PA (YOB) with the CMI (2017) improvement model with a 1.25% long term improvement rate (2017: CMI (2016))
Germany	RT Heubeck 2018 G (2017: Heubeck 2005 G)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2018 (2017: AG Prognosetafel 2016)
Switzerland	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	USA		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2018

Member age 65 (current life expectancy)	20.7	22.7	22.6	24.1	17.0	20.6	21.5	23.9	20.8	24.5	21.8	23.8

Member age 45 (life expectancy at age 65)	22.3	24.2	24.2	25.4	19.8	22.8	22.5	24.8	23.1	26.5	23.6	25.6

31 December 2017

Member age 65 (current life expectancy)	20.7	22.7	22.7	24.2	19.3	23.3	21.4	23.8	20.8	24.8	21.7	23.7

Member age 45 (life expectancy at age 65)	22.3	24.2	24.3	25.5	21.9	25.8	22.5	24.8	23.3	27.0	23.5	25.5

The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2018 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	339	(340)

Rate of inflation – increase/(decrease) of scheme liabilities			169	(159)

Discount rate – (decrease)/increase of scheme liabilities			(267)	286